Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2016
Operating Revenue
Schedule of operating revenue from significant customers (constituting more than 10% of total revenue)
Charterer	2016	2015	2014
HMM Korea	32%	28%	28%
CMA CGM	29%	26%	27%
Hanjin	10%	17%	18%
YML	12%	13%	11%